American Funds® Retirement Income Portfolio Series
American Funds® Retirement Income Portfolio — Conservative
Investment portfolio
January 31, 2023
unaudited
Fund investments Growth-and-income funds 7%	Shares	Value (000)
American Mutual Fund, Class R-6	1,896,994	$94,034
Equity-income funds 33%
The Income Fund of America, Class R-6	10,925,615	255,222
Capital Income Builder, Class R-6	2,880,295	188,343
		443,565
Balanced funds 12%
American Balanced Fund, Class R-6	3,605,152	107,938
American Funds Global Balanced Fund, Class R-6	1,589,040	54,155
		162,093
Fixed income funds 48%
The Bond Fund of America, Class R-6	28,556,013	334,391
American Funds Strategic Bond Fund, Class R-6	13,805,376	133,636
U.S. Government Securities Fund, Class R-6	7,431,251	93,114
American Funds Inflation Linked Bond Fund, Class R-6	8,560,027	79,351
		640,492
Total investment securities 100% (cost: $1,348,190,000)		1,340,184
Other assets less liabilities 0%		(374)
Net assets 100%		$1,339,810
American Funds Retirement Income Portfolio Series — Page 1 of 7

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 7%
American Mutual Fund, Class R-6	$93,446	$3,349	$3,881	$(40)	$1,160	$94,034	$717	$2,565
Equity-income funds 33%
The Income Fund of America, Class R-6	248,769	11,735	11,790	(736)	7,244	255,222	3,049	8,633
Capital Income Builder, Class R-6	184,077	2,758	13,078	(730)	15,316	188,343	2,758	—
						443,565
Balanced funds 12%
American Balanced Fund, Class R-6	105,813	758	5,041	22	6,386	107,938	758	—
American Funds Global Balanced Fund, Class R-6	53,027	234	4,320	(587)	5,801	54,155	234	—
						162,093
Fixed income funds 48%
The Bond Fund of America, Class R-6	319,206	4,795	7,470	(871)	18,731	334,391	2,675	—
American Funds Strategic Bond Fund, Class R-6	126,180	4,339	233	(1)	3,351	133,636	4,257	—
U.S. Government Securities Fund, Class R-6	87,339	2,034	—	—	3,741	93,114	607	—
American Funds Inflation Linked Bond Fund, Class R-6	76,498	5,730	—	—	(2,877)	79,351	4,791	—
						640,492
Total 100%				$(2,943)	$58,853	$1,340,184	$19,846	$11,198

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 2 of 7

American Funds® Retirement Income Portfolio — Moderate
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth-and-income funds 12%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	1,818,844	$100,237
American Mutual Fund, Class R-6	1,433,837	71,075
		171,312
Equity-income funds 38%
The Income Fund of America, Class R-6	14,628,064	341,711
Capital Income Builder, Class R-6	3,052,560	199,607
		541,318
Balanced funds 20%
American Balanced Fund, Class R-6	7,148,104	214,014
American Funds Global Balanced Fund, Class R-6	2,102,075	71,639
		285,653
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	13,862,857	127,677
American Funds Strategic Bond Fund, Class R-6	8,716,918	84,380
The Bond Fund of America, Class R-6	6,032,906	70,645
U.S. Government Securities Fund, Class R-6	5,627,638	70,514
American Funds Inflation Linked Bond Fund, Class R-6	7,583,806	70,302
		423,518
Total investment securities 100% (cost: $1,400,416,000)		1,421,801
Other assets less liabilities 0%		(375)
Net assets 100%		$1,421,426
American Funds Retirement Income Portfolio Series — Page 3 of 7

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 12%
Capital World Growth and Income Fund, Class R-6	$94,463	$704	$6,933	$(958)	$12,961	$100,237	$703	$—
American Mutual Fund, Class R-6	68,816	2,750	1,310	(10)	829	71,075	541	1,936
						171,312
Equity-income funds 38%
The Income Fund of America, Class R-6	323,250	17,144	7,151	(333)	8,801	341,711	4,047	11,456
Capital Income Builder, Class R-6	189,062	2,908	7,575	(415)	15,627	199,607	2,908	—
						541,318
Balanced funds 20%
American Balanced Fund, Class R-6	201,460	1,485	1,349	(72)	12,490	214,014	1,485	—
American Funds Global Balanced Fund, Class R-6	67,315	306	2,710	(457)	7,185	71,639	305	—
						285,653
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	117,919	3,981	656	10	6,423	127,677	1,818	—
American Funds Strategic Bond Fund, Class R-6	77,852	4,493	59	1	2,093	84,380	2,655	—
The Bond Fund of America, Class R-6	64,765	2,224	—	—	3,656	70,645	552	—
U.S. Government Securities Fund, Class R-6	64,672	3,058	—	—	2,784	70,514	456	—
American Funds Inflation Linked Bond Fund, Class R-6	65,617	7,221	—	—	(2,536)	70,302	4,204	—
						423,518
Total 100%				$(2,234)	$70,313	$1,421,801	$19,674	$13,392

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 4 of 7

American Funds® Retirement Income Portfolio — Enhanced
Investment portfolio
January 31, 2023
unaudited

Fund investments Growth funds 5%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	2,385,287	$79,883
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	2,834,539	156,211
American Mutual Fund, Class R-6	1,543,443	76,509
		232,720
Equity-income funds 38%
The Income Fund of America, Class R-6	15,800,979	369,111
Capital Income Builder, Class R-6	3,292,990	215,329
		584,440
Balanced funds 25%
American Balanced Fund, Class R-6	10,305,376	308,543
American Funds Global Balanced Fund, Class R-6	2,287,370	77,954
		386,497
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	11,620,063	107,021
American High-Income Trust, Class R-6	8,194,012	76,204
American Funds Inflation Linked Bond Fund, Class R-6	8,195,181	75,969
		259,194
Total investment securities 100% (cost: $1,497,006,000)		1,542,734
Other assets less liabilities 0%		(410)
Net assets 100%		$1,542,324
American Funds Retirement Income Portfolio Series — Page 5 of 7

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
AMCAP Fund, Class R-6[1]	$71,128	$2,497	$615	$19	$6,854	$79,883	$—	$—
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	143,934	1,075	7,240	(915)	19,357	156,211	1,074	—
American Mutual Fund, Class R-6	73,562	3,080	1,013	(14)	894	76,509	581	2,078
						232,720
Equity-income funds 38%
The Income Fund of America, Class R-6	347,246	18,591	5,823	(238)	9,335	369,111	4,363	12,351
Capital Income Builder, Class R-6	202,825	3,130	7,007	(404)	16,785	215,329	3,130	—
						584,440
Balanced funds 25%
American Balanced Fund, Class R-6	288,573	2,347	209	(5)	17,837	308,543	2,127	—
American Funds Global Balanced Fund, Class R-6	71,968	329	1,576	(260)	7,493	77,954	329	—
						386,497
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	99,538	2,498	410	(37)	5,432	107,021	1,527	—
American High-Income Trust, Class R-6	70,940	3,235	224	1	2,252	76,204	1,175	—
American Funds Inflation Linked Bond Fund, Class R-6	70,188	8,549	13	(3)	(2,752)	75,969	4,572	—
						259,194
Total 100%				$(1,856)	$83,487	$1,542,734	$18,878	$14,429

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 6 of 7

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of
 January 31, 2023, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-825-0323O-S89751
American Funds Retirement Income Portfolio Series — Page 7 of 7